Other Non-Operating Income	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Other Non-Operating Income [Abstract]
OTHER NON-OPERATING INCOME

15. OTHER NON-OPERATING INCOME

Other non-operating income consisted of the following:

	For the six months ended March 31,
	2024	2023
Rental income	$—	$16,010
Tax subsidies and deductions	73	—
Government subsidies	30	2,363
Others income	895	9,663
Total	$998	$28,036

15. OTHERS, NET

Others, net income and expense consisted of the following:

	For the years ended September 30,
	2023	2022	2021
Rental income	$—	$130,900	$120,345
Tax subsidies and deductions	14	34,886	11,622
Government subsidies	1,314	3,441	—
Others income/(expenses)	13,229	(55,569)	(77,887)
Total	$14,557	$113,658	$54,080

Rental income for the years ended September 30, 2022 and 2021 was generated from the operating lease of apartments located in Tokyo, Japan. There was no rental income incurred for the year ended September 30, 2023 as EXTEND disposed the building in October 2022.